On December 3, 2021 the Company granted 322,580 shares to an affiliate as compensation for Management Fee and Legal Expenses for a total value of $95,000, or 0.2945/share as per written agreement. (Details) - $ / shares
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted as at December 31, 2021 from the 2021 Plan		405,334
Share-based Payment Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted as at December 31, 2021 from the 2021 Plan	4,505,709	11,002,000
Weighted Average Market Value per Share, Ending	$ 0.07	$ 0.10
Shares Granted in 2021 from the 2010 Plan		3,199,200
Fair value per share	0.24
[custom:ShareBasedCompensationArrangementsByShareBasedPaymentAwardOptionsGrantsInPeriodWeightedAverageExercisePrice1]		$ 0.24
Share-based Payment Arrangement [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share		0.003
[custom:FairValuePerShareEndingBalance-0]	0.001
Share-based Payment Arrangement [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share		$ 1.49
[custom:FairValuePerShareEndingBalance-0]	$ 0.29